Share-Based Payments - Schedule of parameters used in relation to the new grants (Details)	1 Months Ended												12 Months Ended
	Dec. 31, 2025 equityInstrument yr $ / shares	Sep. 30, 2025 yr equityInstrument $ / shares	Jun. 30, 2025 yr equityInstrument $ / shares	Mar. 31, 2025 equityInstrument yr $ / shares	Dec. 31, 2024 yr equityInstrument $ / shares	Sep. 30, 2024 yr equityInstrument $ / shares	Jun. 30, 2024 yr equityInstrument $ / shares	Apr. 30, 2024 equityInstrument yr $ / shares	Dec. 31, 2023 yr equityInstrument $ / shares	Oct. 31, 2023 equityInstrument yr $ / shares	Jul. 31, 2023 yr equityInstrument $ / shares	Apr. 30, 2023 yr equityInstrument $ / shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares)	17,595	30,762	593,475	21,469	20,296	33,529	660,166	42,243	79,305	74,529	629,121	61,056	663,301	756,234	844,011
Share price (in USD per share)	$ 842.24				$ 620.43
Exercise price (in USD per share)	$ 837.78	$ 717.61	$ 561.74	$ 596.99	$ 618.56	$ 535.95	$ 445.76	$ 396.30	$ 329.26	$ 485.01	$ 387.35	$ 370.34	$ 837.78	$ 618.56	$ 329.26
Average Expected option life (in years) | yr	5.34
Expected dividends (as percent)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Belgian taxed beneficiaries
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares) | equityInstrument	1,833
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value of options (in USD per share)	$ 324.22	$ 249.21	$ 177.33	$ 147.95	$ 170.44	$ 188.85	$ 158.50	$ 112.14	$ 161.88	$ 123.94	$ 176.44	$ 158.21
Share price (in USD per share)		$ 724.65	$ 550.61	$ 547.67		$ 543.68	$ 437.41	$ 365.56	$ 371.36	$ 439.42	$ 380.81	$ 361.64
Expected volatility (as percent)	38.22%	33.16%	30.54%	32.61%	31.55%	33.33%	35.17%	35.53%	36.21%	35.35%	36.22%	41.00%
Average Expected option life (in years) | yr	3.88	4.02	4.16	4.33	3.88	4.05	4.16	4.30	4.00	4.00	4.00	4.00
Risk-free interest rate (as percent)	2.35%	2.09%	2.02%	1.91%	1.97%	2.06%	2.48%	2.66%	2.40%	2.80%	2.90%	2.96%
Bottom of range | Belgian taxed beneficiaries
Disclosure of terms and conditions of share-based payment arrangement [line items]
Time period for beneficiaries to choose contractual term (in years)	5 years				5 years								5 years
Share options granted (as percent)													100.00%
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value of options (in USD per share)		$ 446.49	$ 308.47	$ 194.55	$ 220.99	$ 298.99	$ 215.16	$ 156.49	$ 200.55	$ 209.04	$ 271.59	$ 196.18
Share price (in USD per share)		$ 918.62	$ 707.89	$ 584.66		$ 656.53	$ 492.86	$ 396.30	$ 403.77	$ 491.75	$ 521.19	$ 401.21
Expected volatility (as percent)		37.48%	31.61%	33.43%	34.46%	35.61%	36.16%	39.04%	38.64%	36.67%	43.99%	42.18%
Average Expected option life (in years) | yr	6.07	6.22	6.35	6.52	6.07	6.24	6.35	6.49	6.50	6.50	6.50	6.50
Risk-free interest rate (as percent)		2.26%	2.37%	2.43%	2.25%	2.24%	2.87%	3.02%	2.81%	3.44%	3.03%	3.14%
Top of range | Belgian taxed beneficiaries
Disclosure of terms and conditions of share-based payment arrangement [line items]
Time period for beneficiaries to choose contractual term (in years)	10 years				10 years								10 years